RIGHT-OF-USE ASSETS AND LEASE LIABILITY (Tables)	12 Months Ended
Nov. 30, 2022
Right Of Use Assets And Lease Liability [Abstract]
Disclosure of continuity of the cost and accumulated amortization of right-of-use assets [Table Text Block]
Balance, November 30, 2020	$114,648
Amortization expense	(35,654)
Cumulative translation adjustment	(6,260)
Balance, November 30, 2021	$72,734
Additions	38,027
Amortization expense	(50,571)
Cumulative translation adjustment	1,008
Balance, November 30, 2022	$61,198

Disclosure of continuity of lease liability [Table Text Block]
Balance, November 30, 2020	$113,340
Lease payments	(48,175)
Interest on lease liability	14,760
Cumulative translation adjustment	(5,079)
Balance, November 30, 2021	$86,346
Additions	38,027
Lease payments	(72,727)
Interest on lease liability	18,877
Cumulative translation adjustment	5,274
Balance, November 30, 2022	$75,797
Current Portion	$66,403
Long-term portion	$9,394

Disclosure of minimum lease payments for the lease liabilities [Table Text Block]
	November 30, 2022	November 30, 2021
Year ending:
2022	$-	$48,943
2023	72,664	50,403
2024	9,716	-
	82,380	99,346
Less: Interest expense on lease liabilities	(6,583)	(13,000)
Total present value of minimum lease payments	$75,797	$86,346